Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies
Guarantee and indemnity letter	Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2018.
Guarantee obligations	$ 12,000
Restricted cash	2,900	$ 0
Letter of credit
Commitments and Contingencies
Restricted cash	2,900
Acquisition of three pushboats
Commitments and Contingencies
Contractual obligations	10,933
Expansion of dry port facility
Commitments and Contingencies
Contractual obligations	$ 8,734